Financial Assets and Financial Liabilities - Disclosure of Additional Quantitative Information About Leasing Activities (Detail) ₽ in Millions	12 Months Ended
Dec. 31, 2019 RUB (₽)
Disclosure of quantitative information about leases for lessee [abstract]
The cash flow effect of sale and leaseback transactions (net increase, consolidated statement of cash flows)	₽ 248
Interest expense on lease liabilities (Note 24.4)	1,409
Expense relating to short-term leases	1,536
Commitments for short-term leases as of December 31	62
The total cash outflow for leases	₽ 5,404